Rockefeller Municipal Opportunities Fund

Schedule of Investments
December 31, 2025 (Unaudited)

MUNICIPAL BONDS - 101.9%	Principal Amount	Value
Arizona - 5.5%
Arizona Industrial Development Authority
5.10%, 10/01/2050	$750,000	$768,876
5.15%, 10/01/2053	350,000	355,913
6.88%, 02/01/2065 (Obligor: San Tan Montessori Sch Ob) (a)	2,000,000	2,000,844
Industrial Development Authority of the City of Phoenix Arizona, 5.25%, 12/01/2060 (Obligor: Christian Care Surprise)	3,445,000	3,242,354
Industrial Development Authority of the County of Pima, 6.13%, 06/15/2047 (Obligor: Fit Kids Inc) (a)	360,000	360,283
La Paz County Industrial Development Authority, 5.00%, 02/15/2046 (Obligor: Albuquerque Sch Excellence) (a)	245,000	227,841
Maricopa County Industrial Development Authority
5.63%, 07/01/2045 (Obligor: Paragon Management Inc) (a)	535,000	537,345
5.88%, 07/01/2060 (Obligor: Paragon Management Inc) (a)	1,055,000	1,051,618
Sierra Vista Industrial Development Authority, 5.75%, 06/15/2064 (Obligor: Fit Kids Inc) (a)	2,250,000	2,141,016
Superstition Vistas Community Facilities District No 2
5.70%, 07/01/2040	241,000	252,664
6.30%, 07/01/2049	430,000	442,346
		11,381,100

California - 4.9%
California County Tobacco Securitization Agency, 6.00%, 06/01/2042 (Obligor: Alameda Cnty Tobacco Sec)	265,000	266,987
California Municipal Finance Authority
4.00%, 09/01/2050 (Obligor: Barlow Respiratory Hosp)	1,005,000	845,139
5.63%, 11/01/2054 (Obligor: California Baptist Univ) (a)	500,000	508,654
California Public Finance Authority
6.38%, 06/01/2059 (Obligor: P3 Irvine Sl Holdings Obl) (a)	1,000,000	955,908
6.63%, 03/01/2065 (Obligor: Isf Ativo Portfolio Oblig) (a)	2,465,000	2,493,054
6.63%, 06/01/2065 (Obligor: Qsh/Lb Llc) (a)	1,425,000	1,471,978
California Statewide Communities Development Authority, 5.50%, 12/01/2054 (Obligor: Loma Linda Univ Med Obl)	25,000	25,059
California Statewide Financing Authority, 6.00%, 05/01/2043 (Obligor: Tsr Multi-county Spl Purp)	205,000	205,456
Silicon Valley Tobacco Securitization Authority, Zero Coupon 06/01/2041 (b)	2,500,000	921,626
Tender Option Bond Trust Receipts/Certificates, 7.67%, 05/15/2055 (a)(c)(d)	2,000,000	2,526,140
		10,220,001

Colorado - 10.2%
Colorado Health Facilities Authority
6.00%, 06/15/2027 (Obligor: Mile High Council) (a)	135,000	136,712
5.00%, 09/15/2053 (Obligor: Bslc Ii Obligated Group)	500,000	418,485
7.00%, 06/15/2055 (a)	5,610,000	5,577,280
Cottonwood Creek Metropolitan District No 5, Zero Coupon, 12/01/2055 (a)(b)	2,000,000	1,532,985
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	876,617
Denver Health & Hospital Authority, 5.00%, 12/01/2039	25,000	25,045
Dominion Water & Sanitation District, 5.88%, 12/01/2052	1,400,000	1,431,375
Green Valley Ranch East Metropolitan District No 9
Zero Coupon, 12/01/2055 (b)	805,000	631,565
8.00%, 12/15/2055	1,020,000	1,021,130
Haymeadow Metropolitan District No 1, 6.13%, 12/01/2054	1,000,000	1,027,226
Mirabelle Metropolitan District No 2, 6.13%, 12/15/2049	1,000,000	992,855
Pinnacle Farms Metropolitan District No 1, 8.75%, 12/15/2055 (a)	1,000,000	998,838
Red Barn Metropolitan District, 7.88%, 12/15/2055	650,000	649,683
Sojourn at Idlewild Metropolitan District, 6.13%, 12/01/2055 (a)	1,000,000	1,028,631
STC Metropolitan District No 2
6.25%, 12/01/2055 (a)	2,000,000	2,013,284
8.00%, 12/15/2055 (a)	1,000,000	1,002,175
Sterling Ranch Community Authority Board, 6.88%, 12/15/2055	550,000	553,143
Vail Home Partners Corp., 5.88%, 10/01/2055 (a)	500,000	508,891
Weems Neighborhood Metropolitan District, 5.88%, 12/01/2055	700,000	716,793
		21,142,713

Connecticut - 0.9%
Stamford Housing Authority
6.50%, 10/01/2055 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	1,000,000	1,018,256

Rockefeller Municipal Opportunities Fund

Schedule of Investments
December 31, 2025 (Unaudited)

MUNICIPAL BONDS - 101.9% (continued)	Principal Amount	Value
Connecticut - 0.9% (continued)
6.25%, 10/01/2060 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	$750,000	$748,132
		1,766,388

Delaware - 0.6%
Delaware State Economic Development Authority, 6.00%, 07/01/2065 (Obligor: Academia Antonia Alonso I) (a)	1,250,000	1,254,767

District of Columbia - 1.2%
Tender Option Bond Trust Receipts/Certificates, 7.68%, 07/15/2060 (a)(c)	2,000,000	2,580,083

Florida - 6.3%
Capital Projects Finance Authority/FL
7.25%, 01/01/2055 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	500,000	521,785
7.13%, 01/01/2065 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	2,500,000	2,561,802
6.75%, 06/15/2065 (Obligor: Imagine School At North P) (a)	2,000,000	2,010,035
Capital Trust Authority, 6.13%, 07/01/2060 (Obligor: Classical Acad Sarasota) (a)	815,000	808,998
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Obligor: Mskp Town And Cntry Util) (d)	1,500,000	1,556,970
Florida Higher Educational Facilities Financing Authority, 6.25%, 07/01/2055 (Obligor: Keiser University Obligat) (a)	1,000,000	995,367
Florida Local Government Finance Commission
6.88%, 11/15/2064 (Obligor: Ponte Vedra Pine Oblig) (a)	1,170,000	1,220,794
6.13%, 06/15/2065 (Obligor: Bridgeprep Academy Obl Gp) (a)	1,000,000	1,008,364
Gas Worx Community Development District, 6.00%, 05/01/2057 (a)	1,020,000	1,044,479
Miami Beach Health Facilities Authority, 5.00%, 11/15/2039 (Obligor: Mt Sinai Med Ctr Fl Obl)	70,000	70,056
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	100,681
V-Dana Community Development District, 5.55%, 05/01/2055	1,250,000	1,252,593
		13,151,924

Georgia - 0.1%
Atlanta Development Authority, 5.25%, 07/01/2040	115,000	115,128
Augusta GA Airport Revenue, 5.00%, 01/01/2034	100,000	100,088
Municipal Electric Authority of Georgia, 5.50%, 07/01/2060	50,000	50,017
		265,233

Hawaii - 1.2%
Tender Option Bond Trust Receipts/Certificates, 7.49%, 07/01/2054 (a)(c)(d)	2,000,000	2,514,955

Idaho - 0.5%
Power County Industrial Development Corp., 6.45%, 08/01/2032 (Obligor: Fmc Corporation) (d)	1,000,000	1,003,746

Illinois - 1.9%
Illinois Finance Authority, 6.38%, 08/01/2055 (Obligor: Rogers Park Montessori) (a)	1,900,000	1,936,590
Upper Illinois River Valley Development Authority, 6.00%, 12/01/2055 (Obligor: Northern Kane Edu Corp) (a)	2,000,000	2,011,384
		3,947,974

Indiana - 2.3%
City of Evansville IN, 5.45%, 01/01/2038 (Obligor: Evansville Rcf Lp)	1,000,000	954,105
City of Lafayette IN
5.60%, 01/01/2033 (Obligor: Glasswtr Crk Of Lafayette)	130,000	129,505
5.80%, 01/01/2037 (Obligor: Glasswtr Crk Of Lafayette)	840,000	834,729
City of Valparaiso IN, 5.38%, 12/01/2041 (Obligor: Green Oaks Of Valparaiso) (a)	750,000	685,890
Indiana Finance Authority, 6.38%, 10/15/2055 (Obligor: Global Preparatory) (a)	1,180,000	1,182,431
Town of Merrillville IN, 5.75%, 04/01/2036 (Obligor: Belvedere Slf Llc)	900,000	900,014
		4,686,674

Iowa - 0.1%
Iowa Finance Authority, 1.15%, 07/01/2041 (Obligor: Iowa Hlth Sys Oblig Grp) (c)	300,000	300,000

Kansas - 1.0%
City of Hutchinson KS, 5.00%, 12/01/2041 (Obligor: Hutchinson Regl Med Oblig)	100,000	90,960
City of Topeka KS, 6.50%, 12/01/2052 (Obligor: Congregational Home Oblig)	1,000,000	1,015,706

Rockefeller Municipal Opportunities Fund

Schedule of Investments
December 31, 2025 (Unaudited)

MUNICIPAL BONDS - 101.9% (continued)	Principal Amount	Value
Kansas - 1.0% (continued)
City of Wichita KS, 6.75%, 06/01/2060 (Obligor: Larksfield Place Oblig)	$850,000	$867,912
		1,974,578

Kentucky - 1.0%
Kenton County Airport Board, 5.25%, 01/01/2054 (d)	2,000,000	2,055,620
Kentucky Economic Development Finance Authority, 5.00%, 07/01/2040 (Obligor: Kentucky Wired Infras Inc)	20,000	20,014
		2,075,634

Maryland - 0.3%
City of Rockville MD, 5.00%, 11/01/2047 (Obligor: King Farm Presbyterian Ob)	645,000	590,092
Maryland Economic Development Corp., 5.00%, 06/01/2027 (Obligor: Salisbury University Project)	30,000	30,019
		620,111

Massachusetts - 1.8%
Massachusetts Development Finance Agency
5.00%, 10/01/2043 (Obligor: Emmanuel College)	600,000	579,061
5.00%, 07/01/2044 (Obligor: Wellforce Obligated Group)	750,000	741,436
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp) (a)	2,540,000	2,329,308
		3,649,805

Michigan - 0.3%
Green Lake Township Economic Development Corp., 1.25%, 06/01/2034 (Obligor: Interlochen Ctr For Arts) (c)	600,000	600,000

Minnesota - 2.1%
City of Apple Valley MN, 5.63%, 09/01/2065 (Obligor: Phs Apple Vly Senior Hsg)	750,000	762,129
City of Coon Rapids MN, 6.50%, 06/15/2065 (Obligor: Athlos Leadership Academy)	2,000,000	2,008,756
City of Eagan MN
6.25%, 02/01/2045 (Obligor: Great Oaks Academy) (a)	250,000	249,586
6.38%, 02/01/2055 (Obligor: Great Oaks Academy) (a)	350,000	340,398
6.50%, 02/01/2065 (Obligor: Great Oaks Academy) (a)	625,000	610,521
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.50%, 09/01/2055 (Obligor: Nova Classical Academy)	425,000	415,634
		4,387,024

Missouri - 0.4%
Health & Educational Facilities Authority of the State of Missouri, 5.00%, 11/15/2045 (Obligor: Mercy Health)	50,000	50,019
Kansas City Industrial Development Authority, 6.00%, 01/01/2048 (a)	855,000	871,541
		921,560

Montana - 0.6%
City of Kalispell MT, 6.00%, 05/15/2060 (Obligor: Immanuel Living Oblig Grp)	1,270,000	1,292,941

Nebraska - 0.0%(e)
Douglas County Sanitary & Improvement District No 608, 5.75%, 12/15/2037	50,000	47,445
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	25,000	25,043
		72,488

New Hampshire - 0.6%
New Hampshire Business Finance Authority
Zero Coupon, 12/01/2031 (a)(b)	1,000,000	706,792
5.88%, 04/01/2060 (Obligor: Pennichuck Water Works) (d)	500,000	510,530
		1,217,322

New York - 13.0%
Albany Capital Resource Corp., 5.00%, 12/01/2029 (Obligor: Albany Clg Of Pharmacy)	240,000	240,216
New York City Housing Development Corp., 5.30%, 11/01/2060	1,215,000	1,241,778
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.25%, 11/01/2055	8,000,000	8,424,918
New York Transportation Development Corp.
6.00%, 06/30/2059 (Obligor: JFK Nto Llc) (d)	1,500,000	1,578,732

Rockefeller Municipal Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)

MUNICIPAL BONDS - 101.9% (continued)	Principal Amount	Value
New York - 13.0% (continued)
5.00%, 06/30/2060 (Obligor: JFK Nto Llc) (d)	$1,000,000	$973,265
5.50%, 06/30/2060 (Obligor: JFK Nto Llc) (d)	1,000,000	1,008,739
Ontario County Local Development Corp.
8.00%, 06/01/2027 (Obligor: Association Housing Llc) (a)	395,000	395,588
6.50%, 12/01/2045 (Obligor: Association Housing Llc) (a)	7,535,000	7,613,671
Tender Option Bond Trust Receipts/Certificates
6.69%, 06/15/2054 (a)(c)	2,000,000	2,409,067
6.84%, 06/15/2055 (a)(c)	2,500,000	3,098,757
		26,984,731

Ohio - 11.4%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	2,665,000	2,160,608
City of Springfield OH, 7.65%, 05/01/2042 (Obligor: Eaglewood Property Holding)	887,886	805,993
Columbus Regional Airport Authority, 5.50%, 01/01/2050 (d)	3,000,000	3,170,988
Dayton-Montgomery County Port Authority, 6.63%, 01/01/2045 (Obligor: Springfield Aal Llc) (a)	1,150,000	1,199,385
Ohio Housing Finance Agency
8.75%, 01/01/2036 (a)	610,000	610,008
5.70%, 08/01/2043 (Obligor: Havens Edge Apts Llc) (a)	1,000,000	1,039,065
6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp) (a)	1,000,000	1,004,388
6.25%, 01/01/2045 (Obligor: Canton Aal Lp) (a)	1,500,000	1,540,782
6.30%, 01/01/2045 (Obligor: Green Oaks Of Canal Winch)	1,500,000	1,519,259
6.38%, 01/01/2045 (Obligor: Bedford Heights Aal Lp) (a)	1,500,000	1,552,748
6.50%, 01/01/2045 (Obligor: Ashford At The Enclave Ll) (a)	1,500,000	1,540,313
6.10%, 01/01/2046 (Obligor: Mason Aal Lp) (a)	1,675,000	1,684,517
Port of Greater Cincinnati Development Authority, 6.50%, 01/01/2045 (Obligor: Vivera Northbrook Llc) (a)	1,500,000	1,555,202
State of Ohio
5.00%, 12/31/2035 (d)	1,000,000	1,001,440
1.25%, 01/15/2050 (Obligor: Univ Hosp Hlth Sys Obl Gp) (c)	3,000,000	3,000,000
5.00%, 06/30/2053 (d)	180,000	176,526
		23,561,222

Oklahoma - 0.0%(e)
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Obl)	35,000	23,977

Oregon - 1.7%
Oregon State Facilities Authority, 6.00%, 06/15/2065 (Obligor: Personalized Learning Inc) (a)	1,000,000	1,013,390
Tender Option Bond Trust Receipts/Certificates, 7.50%, 06/01/2052 (a)(c)(d)	2,000,000	2,482,669
		3,496,059

Pennsylvania - 5.0%
Lancaster County Hospital Authority/PA, 5.00%, 07/01/2035 (Obligor: Landis Homes Oblig Grp)	20,000	20,009
Lehigh County General Purpose Authority
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (b)	4,659,701	1,474,048
7.50%, 02/01/2044 (Obligor: Kidspeace Obligated Group)	6,331,642	5,238,587
Northeastern Pennsylvania Hospital and Education Authority, 5.25%, 03/01/2037 (Obligor: Wilkes University)	495,000	496,350
Philadelphia Authority for Industrial Development, 5.75%, 06/01/2050 (Obligor: Gtr Phila Hlth Action Inc)	795,000	796,860
Tender Option Bond Trust Receipts/Certificates, 6.71%, 10/01/2050 (a)(c)	2,000,000	2,216,903
West Shore Area Authority, 5.00%, 07/01/2030 (Obligor: Messiah Lifeways Obl Grp)	70,000	70,053
		10,312,810

Puerto Rico - 0.5%
Children's Trust Fund, Zero Coupon, 05/15/2050 (b)	5,000,000	1,024,971

South Carolina - 2.3%
South Carolina Jobs-Economic Development Authority
5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	625,000	483,793
5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,505,000	1,141,992
7.75%, 10/01/2057 (Obligor: Cr River Park Llc)	3,150,000	3,191,803
		4,817,588

Rockefeller Municipal Opportunities Fund

Schedule of Investments
December 31, 2025 (Unaudited)

MUNICIPAL BONDS - 101.9% (continued)	Principal Amount	Value
Texas - 12.9%
City of Buda TX
6.00%, 09/01/2055 (a)	$1,750,000	$1,727,506
6.75%, 09/01/2055 (a)	1,000,000	988,072
City of Granbury TX
7.25%, 09/15/2045	1,000,000	1,030,355
7.50%, 09/15/2055	1,000,000	1,028,688
City of Lavon TX, 6.00%, 09/15/2054 (a)	1,000,000	1,030,082
City of Royse City TX, 6.75%, 09/15/2055 (a)	1,000,000	994,291
City of Seguin TX, 5.50%, 09/01/2059	8,000,000	8,609,906
City of Terrell TX, 7.00%, 09/15/2055 (a)	1,000,000	1,020,735
County of Denton TX, 5.63%, 12/31/2055 (a)	1,000,000	1,029,904
New Hope Cultural Education Facilities Finance Corp.
6.75%, 07/01/2044 (Obligor: Legacy At Midtown Park Ob)	500,000	513,528
5.25%, 10/01/2055 (Obligor: Presbyterian Vlg North Ob)	1,000,000	917,855
6.50%, 10/01/2055 (Obligor: Bella Vida Forefront Livi)	1,830,000	1,891,892
7.13%, 07/01/2056 (Obligor: Legacy At Midtown Park Ob)	250,000	254,274
6.50%, 10/01/2060 (Obligor: Bella Vida Forefront Livi)	1,425,000	1,467,637
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,058
Tender Option Bond Trust Receipts/Certificates, 7.54%, 11/15/2052 (a)(c)	2,000,000	2,633,511
Travis County Development Authority, 5.63%, 09/01/2055 (a)	1,560,000	1,527,160
		26,800,454

Utah - 5.5%
County of Utah UT, 5.00%, 05/15/2041 (Obligor: Intermountain Hlthcr Oblg)	125,000	125,590
Desert Edge Public Infrastructure District No 1, Zero Coupon, 03/01/2055 (a)(b)	1,000,000	790,482
Jordanelle Ridge Public Infrastructure District No 2, 7.88%, 03/15/2055 (a)	1,988,000	2,025,064
Mida Cormont Public Infrastructure District
Zero Coupon, 06/01/2055 (a)(b)	1,000,000	851,572
6.25%, 06/01/2055 (a)	600,000	629,850
NWQ Public Infrastructure District, 8.25%, 03/15/2056	1,329,000	1,330,404
Panorama Public Infrastructure District No 1, 8.63%, 03/15/2055 (a)	1,500,000	1,498,525
Soleil Hills Public Infrastructure District No 1, 5.88%, 03/01/2055 (a)	1,000,000	1,001,291
South Salt Lake Redevelopment Agency, 6.25%, 04/15/2046 (a)	1,000,000	1,009,630
Tech Ridge Public Infrastructure District, 6.25%, 12/01/2054 (a)	1,000,000	1,035,514
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054 (a)	1,000,000	1,021,142
		11,319,064

Washington - 2.5%
Tender Option Bond Trust Receipts/Certificates, 7.50%, 10/01/2050 (a)(c)(d)	2,125,000	2,653,290
Washington State Housing Finance Commission
6.25%, 01/01/2056 (Obligor: Horizon House Oblig Group)	1,000,000	999,005
6.38%, 07/01/2060 (Obligor: Josephine Caring Cmnty Ob) (a)	1,500,000	1,501,917
		5,154,212

Wisconsin - 3.3%
Public Finance Authority
Zero Coupon, 12/15/2034 (a)(b)	1,665,000	989,571
5.50%, 09/01/2051 (Obligor: Discovery Charter Sch Grp)	150,000	124,671
6.75%, 06/15/2055 (Obligor: Liberty Classical Schs) (a)	250,000	248,364
4.75%, 06/15/2056 (Obligor: Gray Collegiate Academy) (a)	740,000	584,048
6.45%, 04/01/2060 (Obligor: Sheboygan Christian Sch A) (a)	1,000,000	956,560
5.75%, 07/01/2062	473,783	495,800
7.00%, 06/15/2065 (Obligor: Liberty Classical Schs) (a)	550,000	552,919
6.50%, 12/31/2065 (Obligor: Sr 400 Peach Partners Llc) (d)	2,000,000	2,190,240
Wisconsin Health & Educational Facilities Authority
4.50%, 07/01/2043 (Obligor: Chiara Communities Inc)	140,000	123,346
6.63%, 07/01/2060 (Obligor: Chiara Hsg & Svcs Obl Grp)	600,000	624,402
		6,889,921
TOTAL MUNICIPAL BONDS (Cost $206,237,393)		211,412,030

Rockefeller Municipal Opportunities Fund

Schedule of Investments
December 31, 2025 (Unaudited)

TOTAL INVESTMENTS - 101.9% (Cost $206,237,393)	$211,412,030
Liabilities in Excess of Other Assets - (1.9)%	(3,952,018)
TOTAL NET ASSETS - 100.0%	$207,460,012

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $115,402,585 or 55.6% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of December 31, 2025, the total value of securities subject to the AMT was $25,403,850 or 12.2% of net assets.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Rockefeller Municipal Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$211,412,030	$–	$211,412,030
Total Investments	$–	$211,412,030	$–	$211,412,030

Refer to the Schedule of Investments for further disaggregation of investment categories.